Income taxes	12 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Income taxes

10. Income taxes

A reconciliation of the effective tax rate to the statutory rate is shown below:

	June 30, 2024	June 30, 2023

Loss before taxes	$(9,521,488)	$(1,619,155)

Expected income tax credit at statutory rate of 25% (2023: 25%)	$(2,380,372)	$(404,789)
Increase (decrease) in income taxes resulting from:
Stock issued for services	-	140,000
IPO related expenses	12,622	27,601
Provision for bad debt	144,816	106,742
Unrealized loss on investments	88,695	131,613
Government Subsidy Tech Boost	-	(6,721)
Debt discount	277,022	-
Non-taxable other income	(30,472)	-
-Non-tax deductible personnel expenses	29,544	-
Non-tax deductible consulting fees	1,367,032	-
Non-tax deductible general and administrative expenses	308,512	-
Other items, net	(26,742)	(20,207)
Income tax credit	$(209,343)	$(25,761)

The tax effects temporary differences that gave rise to the deferred tax assets and liabilities are as follows:

	June 30, 2024	June 30, 2023
Deferred tax assets:
Accrued employee benefits	$37,199	$1,877
Unrealized loss on investments	-	22,082
Unrealized foreign exchange gain	10,294	(1,394)
Depreciation	(6,783)	3,049
Operating right of use assets and lease liabilities	5,639	-
Accumulated tax loss	238,989	-
Provision for bad debt	56,784	106,740
Net deferred tax asset	$342,122	$132,354

As of June 30, 2024 and 2023, the Company had no material net operating loss or tax credit carryforwards. As of June 30, 2024 and 2023, the Company had no provision for uncertain tax positions and no provisions for penalties or interest. In addition, the Company does not believe that there are any uncertain tax benefits that could be recognized in the near future that would impact the Company’s effective tax rate.